Label	Element	Value
Pacific Funds Portfolio Optimization Growth
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0001137761_SupplementTextBlock

SUPPLEMENT DATED MAY 29, 2019

TO THE PACIFIC FUNDS PROSPECTUS DATED AUGUST 1, 2018

FOR CLASS A, CLASS B, CLASS C, CLASS I AND ADVISOR CLASS SHARES

This supplement revises the Pacific Funds Class A, Class B, Class C, Class I and Advisor Class shares prospectus dated August 1, 2018, as supplemented (the “Prospectus”), and must be preceded or accompanied by the Prospectus. Remember to review the Prospectus for other important information. Capitalized terms not defined herein are as defined in the Prospectus.

Disclosure Changes to the Fund Summaries section

Risk/Return [Heading]	rr_RiskReturnHeading	Pacific Funds Portfolio Optimization Growth
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Pacific Funds Portfolio Optimization Conservative, Pacific Funds Portfolio Optimization Moderate-Conservative, Pacific Funds Portfolio Optimization Moderate, Pacific Funds Portfolio Optimization Growth and Pacific Funds Portfolio Optimization Aggressive-Growth – In the Principal Investment Strategies subsection, the second sentence of the eleventh paragraph is deleted and replaced with the following:

Alternative strategies used by the Underlying Funds may include, for example, currency strategies and long/short equity strategies.

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Pacific Funds Portfolio Optimization Growth — The following risk is removed from the Principal Risks from Holdings in Underlying Funds subsection: • Inflation-Indexed Debt Securities Risk